SUPPLEMENT CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2024
SUPPLEMENTARY CASH FLOW INFORMATION

17. SUPPLEMENTARY CASH FLOW INFORMATION

	2024	2023
Net change in non-cash working capital items:
Inventory	$1,053	$(2,931)
Prepaid expenses and other assets	(373)	(225)
Taxes recoverable	6,385	(2,842)
Taxes payable	2,998	(768)
Accounts payable and accrued liabilities	(1,537)	2,832
Amounts receivable	(47)	(631)
Amounts due to related parties	(444)	(196)
	$8,035	$(4,761)

	2024	2023
Other supplementary information:
Interest paid	$238	$227
Taxes paid	12	37
	$250	$264

	2024	2023
Non-cash investing and financing activities:
Shares acquired under terms of option agreements	118	95
Transfer of share-based payments reserve upon exercise of RSUs	1,018	1,019
Transfer of share-based payments reserve upon exercise of options	1,515	-
Transfer of share-based payments reserve upon option cancellation or expiry	-	61
Equipment acquired under finance leases and equipment loans	889	3,193
	$3,540	$4,368